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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08883

The Shepherd Street Funds, Inc.
Exact name of registrant as specified in charter)

480 Shepherd Street Winston-Salem, North Carolina	27103
(Address of principal executive offices)	(Zip code)

Wade R. Bridge Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

PLEASE SEND COPY OF COMMUNICATIONS TO: Jeffrey C. Howard Salem Investment Counselors, Inc. 480 Shepherd Street Winston-Salem, North Carolina 27103

Registrant’s telephone number, including area code: 336-768-7230

Date of fiscal year end: September 30
Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

[See General Instruction F]

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

* Print the name and title of each signing officer under his or her signature.

(Registrant)	The Shepherd Street Funds, Inc.

By (Signature and Title)*	/s/ David B. Rea
David B. Rea, President

Date: August 9, 2006

EXHIBIT A

FX Energy

Shareholder Meeting Date: 6/14/06	Cusip	302695101
	Ticker	FXEN

Proposals
Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Ratify the appointment of Pricewaterhousecoopers as the company's independent registered public accounting firm for the 2006 fiscal year			Issuer	For	For	For

Transact such other business as may properly come before the annual meeting or any adjournment(s) thereof			Issuer	For	For	For

Wal-Mart Stores

Shareholder Meeting Date: 6/2/06	Cusip	931142103
	Ticker	WMT

Proposals			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Ratification of independent accountants			Issuer	For	For	For

Shareholder proposal regarding humane poultry slaughtering			Shareholder	Against	Against	For

Shareholder proposal regarding a political contributions report			Shareholder	Against	Against	For

Shareholder proposal regarding a director election majority vote standard			Shareholder	Against	Against	For

Shareholder proposal regarding a sustainability report			Shareholder	Against	Against	For

Shareholder proposal regarding compensation disparity			Shareholder	Against	Against	For

Shareholder proposal regarding an equity compensation glass ceiling report			Shareholder	Against	Against	For

Novagold

Shareholder Meeting Date: 5/31/06	Cusip	66987E206
	Ticker	NG

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Appoint Pricewaterhousecoopers as auditors of the company and authorize the Directors to fix their remuneration			Issuer	For	For	For

Aprove shareholder rights plan agreement			Issuer	For	For	For

Lowe's Companies

Shareholder Meeting Date: 5/25/06	Cusip	548661107
	Ticker	LOW

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Approve Lowe's Companies 2006 Annual Incentive Plan			Issuer	For	For	For

Approve Lowe's Companies 2006 Long-Term Incentive Plan			Issuer	For	For	For

Ratify the appointment of Deloitte and Touche as the company's independent accountants			Issuer	For	For	For

Approve amendments to the company's articles of incorporation			Issuer	For	For	For

Shareholder proposal entitled "Wood Procurement Report"			Shareholder	Against	Against	For

Time Warner

Shareholder Meeting Date: 5/19/06	Cusip	887317105
	Ticker	TWX

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Ratification of auditors			Issuer	For	For	For

Approval of 2006 stock incentive plan			Issuer	For	Against	Against

Stockholder proposal regarding simple majority vote			Shareholder	Against	Against	For

Stockholder proposal regarding separation of roles of chairman and CEO			Shareholder	Against	Against	For

Stockholder proposal regarding code of vendor conduct			Shareholder	Against	Against	For

FalconStor Software

Shareholder Meeting Date: 5/17/06	Cusip	306137100
	Ticker	FALC

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Approve 2006 incentive stock plan			Issuer	For	Against	Against

Raitfy the appointment of KPMG as the independent accounting firm for fiscal year ending December 31, 2006			Issuer	For	For	For

Wellpoint

Shareholder Meeting Date: 5/16/06	Cusip	94973V107
	Ticker	WLP

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Approve the proposed Wellpoint 2006 incentive compensation plan			Issuer	For	For	For

Ratify appointment of Ernst and Young as independent public accounting firm			Issuer	For	For	For

Intel

Shareholder Meeting Date: 5/17/06	Cusip	458140100
	Ticker	INTC

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Amendment to Certificate of Incorporation to repeal Article 10 (Fair Price Provision)			Issuer	For	For	For

Amendment to Certificate of Incorporation to repeal Articles 7,12 (Supermajority Voting Provisions)			Issuer	For	For	For

Ratify appointment of Ernst and Young as independent public accounting firm			Issuer	For	For	For

Approval of 2006 Equity Incentive Plan			Issuer	For	Against	Against

Approval of 2006 Stock Purchase Plan			Issuer	For	For	For

Pepsico

Shareholder Meeting Date: 5/3/06	Cusip	713448108
	Ticker	PEP

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Approval of Independent Registered Public Accountants			Issuer	For	For	For

Shareholder proposal-political contributions			Shareholder	Against	Against	For

Shareholder proposal-charitable contributions			Shareholder	Against	Against	For

Pfizer

Shareholder Meeting Date: 4/27/06	Cusip	717081103
	Ticker	PFE

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Ratify appointment of KPMG as independent accounting firm for 2006			Issuer	For	For	For

Proposal to amend certificate of incorporation to eliminate supermajority voting requirements and fair price provision			Issuer	For	For	For

Shareholder proposal relating to term limits for directors			Shareholder	Against	Against	For

Shareholder proposal requesting reporting on pharmaceutical price restraint			Shareholder	Against	Against	For

Shareholder proposal relating to cumulative voting			Shareholder	Against	Against	For

Shareholder proposal requesting separation of roles of chairman and ceo			Shareholder	Against	Against	For

Shareholder proposal requesting a report on political contributions			Shareholder	Against	Against	For

Shareholder proposal requesting a report on the feasibility of amending Pfizer's corporate policy on laboratory animal care and use			Shareholder	Against	Against	For

Shareholder proposal requesting justification for financial contributions which advance animal-based testing methodologies			Shareholder	Against	Against	For

General Electric

Shareholder Meeting Date: 4/26/06	Cusip	369604103
	Ticker	GE

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Ratification of selection of independent auditor			Issuer	For	For	For

Shareholder proposal: cumulative voting			Shareholder	Against	Against	For

Shareholder proposal: curb over-extended directors			Shareholder	Against	Against	For

Shareholder proposal: one director from the ranks of retirees			Shareholder	Against	Against	For

Shareholder proposal: independent board chairman			Shareholder	Against	Against	For

Shareholder proposal: director election majority vote standard			Shareholder	Against	Against	For

Shareholder proposal: report on global warming science			Shareholder	Against	Against	For

Amgen

Shareholder Meeting Date: 5/10/06	Cusip	31162100
	Ticker	AMGN

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Ratification of selection of Ernst and Young as independent accounting firm for 2006			Issuer	For	For	For

Stockholder proposal: stock retention guidelines			Shareholder	Against	Against	For

Stockholder proposal: executive compensation			Shareholder	Against	Against	For

Stockholder proposal: shareholder rights plan			Shareholder	Against	Against	For

Stockholder proposal: animal welfare policy			Shareholder	Against	Against	For

Stockholder proposal: majority elections			Shareholder	Against	Against	For

Stockholder proposal: corporate political contributions			Shareholder	For	For	For

Berkshire Hathaway

Shareholder Meeting Date: 5/6/06	Cusip	84670108
	Ticker	BRKA

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

First Data Corporation

Shareholder Meeting Date: 5/10/06	Cusip	319963104
	Ticker	FDC

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Ratification of election of directors			Issuer	For	For	For

Ratification of selection of Ernst and Young as independent accounting firm for 2006			Issuer	For	For	For

L3 Communications

Shareholder Meeting Date: 4/25/06	Cusip	502424104
	Ticker	LLL

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Appointment of pricewaterhousecoopers as independent accounting firm			Issuer	For	For	For

Approval of amendment to employee stock purchase plan			Issuer	For	For	For

Johnson and Johnson

Shareholder Meeting Date: 4/27/06	Cusip	478160104
	Ticker	JNJ

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Approval of amendments to restated certificate of incorporation to eliminate certain supermajority vote requirements			Issuer	For	For	For

Ratification of appointment of Pricewaterhousecoopers as independent accounting firm			Issuer	For	For	For

Shareholder proposal on charitable contributions			Shareholder	Against	Against	For

Shareholder proposal on majority voting requirements for director nominees			Shareholder	Against	Against	For

Capital One Financial

Shareholder Meeting Date: 4/27/06	Cusip	14040H105
	Ticker	COF

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Ratify Ernst and Young as independent auditor for 2006			Issuer	For	For	For

Approval and adoption of amended and restated 2004 stock incentive plan			Issuer	For	Against	Against

Stockholder proposal: director election majority vote standard			Shareholder	Against	Against	For

Citigroup

Shareholder Meeting Date: 4/18/06	Cusip	172967101
	Ticker	C

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Proposal to ratify the selection of KPMG as independent registered public accounting firm for 2006accountant			Issuer	For	For	For

Proposal to amend article fourth of the restated certificate of incorporation			Issuer	For	For	For

Proposal to amend article eighth of the restated certificate of incorporation			Issuer	For	For	For

Proposal to amend article ninth of the restated certificate of incorporation			Issuer	For	For	For

Stockholder proposal requesting no future new stock option grants and no renewal or repricing of current stock options			Shareholder	Against	Against	For

Stockholder proposal requesting a report on political contributions			Shareholder	Against	Against	For

Stockholder proposal requesting a report on charitable contributions			Shareholder	Against	Against	For

Stockholder proposal requesting the adoption of a policy regarding performance based equity compensation for senior executives			Shareholder	Against	For	Against

Stockholder proposal regarding reimbursement of expenses incurred by a stockholder in a contested election of directors			Shareholder	Against	Against	For

Stockholder proposal requesting that the chairman of the board have no management duties, titles or responsibilities			Shareholder	Against	Against	For

Stockholder proposal requesting the recoupment of management bonuses in the event of a restatement of earnings			Shareholder	Against	Against	For

Southcoast Financial

Shareholder Meeting Date: 4/7/06	Cusip	84129R100
	Ticker	SOCB

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Approval of employee stock purchase plan			Issuer	For	For	For

Nokia

Shareholder Meeting Date: 3/30/06	Cusip	654902204
	Ticker	NOK

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Approval of the income statements and balance sheets			Issuer	For	For	For

Proposal to the annual general meeting of a dividend of EUR 0.37 per share			Issuer	For	For	For

Approval of the discharge of the Chairman, The members of the Board and the President from liability			Issuer	For	For	For

Approval of the remuneration to be paid to the members of the Board			Issuer	For	For	For

Proposal on the number of members of the Board as proposed by the corporate governance and nomination committee			Issuer	For	For	For

Approval of the remuneration to be paid to the auditor			Issuer	For	For	For

Approval of the re-election of Pricewaterhousecoopers OY as the auditors for fiscal year 2006			Issuer	For	For	For

Proposal of the Board to reduce the share capital through cancellation of Nokia shares held by the company			Issuer	For	For	For

Authorization to the Board to increase the share capital of the company			Issuer	For	Against	Against

Authorization to the Board to repurchase Nokia shares			Issuer	For	For	For

Authorization to the Board to dispose Nokia shares held by the company			Issuer	For	For	For

D.R. Horton

Shareholder Meeting Date: 1/26/06	Cusip	23331A109
	Ticker	DHI

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Approve 2006 stock incentive plan			Issuer	For	For	For

Approve amendment to charter increasing the number of authorized shares of common stock			Issuer	For	Against	Against

Approve a shareholder proposal concerning an energy efficient assessment			Shareholder	Against	Against	For

Conduct other business properly brought before the meeting			Issuer	For	For	For

Thermogenesis

Shareholder Meeting Date: 12/5/05	Cusip	883623209
	Ticker	KOOL

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Approve an amendment to the certificate of incorporation to increase the number of authorized shares of common stock from 60 million to 80 million			Issuer	For	Against	Against

Cisco Systems
Shareholder Meeting Date: 11/15/05	Cusip	17275R102
	Ticker	CSCO

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			For	For	For	For

Approve adoption of 2005 stock incentive plan			For	For	Against	Against

Ratify accounting firm			For	For	For	For

Shareholder proposal tieing options to performance goals			Shareholder	Against	For	Against

Sharheolder proposal requesting a review of executive compensation polices			Shareholder	Against	Against	For

Shareholder proposal requesting report on the development and implementation of Human Rights Policy			Shareholder	Against	Against	For

Sysco

Shareholder Meeting Date: 11/11/05	Cusip	871829107
	Ticker	SYY

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Ratify independent auditor			Issuer	For	For	For

Approval of the 2005 management incentive plan			Issuer	For	Against	Against

Approval of payment of compensation to certain executives under the 2000 management incentive plan pursuant to section 162(M) of the Internal Revenue Code			Issuer	For	For	For

Approval of the 2005 non-employee directors stock plan			Issuer	For	Against	Against

Microsoft Corporation

Shareholder Meeting Date: 11/9/05	Cusip	594918104
	Ticker	MSFT

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Ratify independent auditor			Issuer	For	For	For

Automatic Data Processing

Shareholder Meeting Date: 11/8/05	Cusip	53015103
	Ticker	ADP

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Appointment of Deloitte and Touche			Issuer	For	For	For

Thermogenesis

Shareholder Meeting Date: 10/28/05	Cusip	883623209
	Ticker	KOOL

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Approve amendment to certificate of incorporation to increase number of authorized shares of common stock from 50 million to 60 million			Issuer	For	Against	Against

In their discretion, the proxies are authorized to vote upon such other business properly before the meeting			Issuer	For	Against	Against

Novogen

Shareholder Meeting Date: 10/28/05	Cusip	67010F103
	Ticker	NVGN

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Adopt the remuneration report for the year ended 30 June 2005			Issuer	For	For	For

Re-elect Dr. Leanna C. Read as director			Issuer	For	For	For

Re-elect Mr. Geoffrey M. Leppinus as director			Issuer	For	For	For

The maximum aggregate amount payable to non-executive directors remuneration be increased from $280,000 to $560,000 per annum			Issuer	For	Against	Against

Dynamic Oil and Gas

Shareholder Meeting Date: 9/27/05	Cusip	267906105
	Ticker	DYOLF

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Special resolution to approve the arrangement under the provisions of division 5 to part 9 of the business corporations act and the initial private placement by Shellbridge			Issuer	For	For	For

Approve stock option plan of Shellbridge			Issuer	For	Against	Against

Activision

Shareholder Meeting Date: 9/15/05	Cusip	4930202
	Ticker	ATVI

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Approval of 2003 incentive plan			Issuer	For	For	For

Approve amendments to employee stock purchase plan and company's stock purchase plan for international employees to increase the number of shares for issuance by 1.5 million			Issuer	For	For	For

Other matters

Dell

Shareholder Meeting Date: 7/15/05	Cusip	24702R101
	Ticker	DELL

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Ratify auditor			Issuer	For	For	For

Shareholder proposal regarding majority voting for directors			Shareholder	Against	For	Against

Shareholder proposal regarding expensing of stock options			Shareholder	Against	For	Against

IAC/Interactive Corp

Shareholder Meeting Date: 7/19/05	Cusip	44919P102
	Ticker	IACI

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Approve amnedments to the IAC certificate of incorporation that would effect spin-off of Expedia			Issuer	For	For	For

Approve amendments to IAC certificate of incorporation to effect a one for two reverse stock split of IAC common and class B stock			Issuer	For	For	For

Approve addition of new provisiosn to IAC certificate of incorporation that would provide that no officer or director of IAC who is also an officer or director of Expedia will be liable to IAC or its stockholders for breach of any fiduciary duty
			Issuer	For	For	For

Approve amendment ot IAC certificate of incorporation that would delete provision regarding removal of directors so that IAC bylaws would govern director removal procedures			Issuer	For	For	For

Approve 2005 stock and annual incentive plan			Issuer	For	For	For

Ratify auditor			Issuer	For	For	For

Procter & Gamble

Shareholder Meeting Date: 10/11/05	Cusip	742718109
	Ticker	PG

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Election of directors			Issuer	For	For	For

Ratify accounting firm			Issuer	For	For	For

Approve amendment to articles of incorporation to eliminate references to the executive committee			Issuer	For	For	For

Approve amendment to the code of regulations to provide for the annual election of directors			Issuer	For	For	For

Shareholder propsoal regarding compliance with animal testing policy			Shareholder	Against	Against	For

Shareholder proposal regarding selling the company			Shareholder	Against	Against	For

Shareholder proposal regarding political contributions			Shareholder	Against	Against	For

Procter & Gamble

Shareholder Meeting Date: 7/12/05	Cusip	742718109
	Ticker	PG

Proposals			Matter
			Proposed	Board's		For or
			by Issuer or	Recommended	Fund's	Against
			Shareholder	Vote	Vote	Mgmt

Adopt agreement and plan of merger among PG, Aquarium Acquisition Corp, and Gillettee Company			Issuer	For	For	For

Adjourn meeting to later date if necessary to permit further solicitation of proxies			Issuer	For	For	For